Performance Management - Prospectus Summary	Jul. 31, 2025
Lord Abbett Investment Grade Floating Rate Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for Class R2, R3, and R4 shares because the Fund has no Class R2, R3, and R4 shares outstanding.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.
Bar Chart Narrative [Text Block]

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart Does Not Reflect Sales Loads [Text]	This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower.
Bar Chart [Heading]	Bar Chart (per calendar year) - Class A Shares
Bar Chart Footnotes [Text Block]	* The total return for the Fund’s Class A shares for the nine-month period from January 1, 2025 to September 30, 2025 was 4.50%.
Bar Chart Closing [Text Block]	Best Quarter 1st Q 2024 +2.45% Worst Quarter 4th Q 2024 +1.72%
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative

The table below shows how the Fund’s average annual total returns compare to the returns of a securities market index with investment characteristics similar to those of the Fund as well as to a broad-based securities market index.[1] The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

[1]The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

Performance Table Does Reflect Sales Loads	The Fund’s average annual total returns include applicable sales charges.
Performance Table Uses Highest Federal Rate	The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - Lord Abbett Investment Grade Floating Rate Fund			12 Months Ended	20 Months Ended
		Jul. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
Average Annual Return, Percent			6.42%	6.59%
Performance Inception Date				May 04, 2023
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent			1.25%	1.73%
Bloomberg U.S. Aggregate Bond Index | Performance Inception Date				May 04, 2023
Class A Shares | Average Annual Return, Percent			5.88%	7.24%
Class A Shares | Performance Inception Date				May 04, 2023
Class A Shares | After Taxes on Distributions | Average Annual Return, Percent			3.08%	4.33%
Class A Shares | After Taxes on Distributions and Sales | Average Annual Return, Percent			3.42%	4.28%
Class C Shares | Average Annual Return, Percent	[1]		6.47%	7.88%
Class C Shares | Performance Inception Date	[1]			May 04, 2023
Class F Shares | Average Annual Return, Percent			8.50%	8.93%
Class F Shares | Performance Inception Date				May 04, 2023
Class F3 Shares | Average Annual Return, Percent			8.56%	9.00%
Class F3 Shares | Performance Inception Date				May 04, 2023
Class I Shares | Average Annual Return, Percent			8.50%	8.93%
Class I Shares | Performance Inception Date				May 04, 2023
Class R5 Shares | Average Annual Return, Percent			8.49%	8.93%
Class R5 Shares | Performance Inception Date				May 04, 2023
Class R6 Shares | Average Annual Return, Percent			8.56%	9.00%
Class R6 Shares | Performance Inception Date				May 04, 2023
[1]	Class C shares convert to Class A shares eight years after purchase. Class C share performance does not reflect the impact of such conversion to Class A shares.

Performance Table One Class of after Tax Shown [Text]	After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	www.lordabbett.com
Performance Availability Phone [Text]	888-522-2388
Lord Abbett Investment Grade Floating Rate Fund | Class A Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The total return for the Fund’s Class A shares for the nine-month period from January 1, 2025 to September 30, 2025 was
Bar Chart, Year to Date Return	4.50%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	2.45%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	1.72%
Lowest Quarterly Return, Date	Dec. 31, 2024
Lord Abbett Short Duration High Yield Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for Class R2 shares because the Fund has no Class R2 shares outstanding.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.
Bar Chart Narrative [Text Block]

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart Does Not Reflect Sales Loads [Text]	This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower.
Bar Chart [Heading]	Bar Chart (per calendar year) - Class A Shares
Bar Chart Footnotes [Text Block]	* The total return for the Fund’s Class A shares for the nine-month period from January 1, 2025 to September 30, 2025 was 6.17%.
Bar Chart Closing [Text Block]	Best Quarter 4th Q 2023 +5.56% Worst Quarter 2nd Q 2022 -7.68%
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative

The table below shows how the Fund’s average annual total returns compare to the returns of a securities market index with investment characteristics similar to those of the Fund as well as to a broad-based securities market index.[1] The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts

(“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

[1]The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

Performance Table Does Reflect Sales Loads	The Fund’s average annual total returns include applicable sales charges.
Performance Table Uses Highest Federal Rate	The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - Lord Abbett Short Duration High Yield Fund			12 Months Ended	56 Months Ended
		Jul. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) USD Index | Average Annual Return, Label [Optional Text]		ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) USD Index
ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) USD Index | Average Annual Return, Percent			7.21%	6.63%
ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) USD Index | Performance Inception Date				Apr. 30, 2020
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent			1.25%	(1.38%)
Bloomberg U.S. Aggregate Bond Index | Performance Inception Date				Apr. 30, 2020
Class A Shares | Average Annual Return, Percent			6.66%	6.71%
Class A Shares | Performance Inception Date				Apr. 30, 2020
Class A Shares | After Taxes on Distributions | Average Annual Return, Percent			2.97%	3.60%
Class A Shares | After Taxes on Distributions and Sales | Average Annual Return, Percent			3.86%	3.79%
Class C Shares | Average Annual Return, Percent	[1]		7.47%	6.46%
Class C Shares | Performance Inception Date	[1]			Apr. 30, 2020
Class F Shares | Average Annual Return, Percent			9.37%	7.41%
Class F Shares | Performance Inception Date				Apr. 30, 2020
Class F3 Shares | Average Annual Return, Percent			9.46%	7.50%
Class F3 Shares | Performance Inception Date				Apr. 30, 2020
Class I Shares | Average Annual Return, Percent			9.37%	7.40%
Class I Shares | Performance Inception Date				Apr. 30, 2020
Class R3 Shares | Average Annual Return, Percent			8.83%	6.91%
Class R3 Shares | Performance Inception Date				Apr. 30, 2020
Class R4 Shares | Average Annual Return, Percent			9.10%	7.17%
Class R4 Shares | Performance Inception Date				Apr. 30, 2020
Class R5 Shares | Average Annual Return, Percent			9.37%	7.44%
Class R5 Shares | Performance Inception Date				Apr. 30, 2020
Class R6 Shares | Average Annual Return, Percent			9.46%	7.48%
Class R6 Shares | Performance Inception Date				Apr. 30, 2020
[1]	Class C shares convert to Class A shares eight years after purchase. Class C share performance does not reflect the impact of such conversion to Class A shares.

Performance Table One Class of after Tax Shown [Text]	After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	www.lordabbett.com
Performance Availability Phone [Text]	888-522-2388
Lord Abbett Short Duration High Yield Fund | Class A Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The total return for the Fund’s Class A shares for the nine-month period from January 1, 2025 to September 30, 2025 was
Bar Chart, Year to Date Return	6.17%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	5.56%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(7.68%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Lord Abbett Emerging Markets Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.
Bar Chart Narrative [Text Block]

The bar chart shows changes in the performance of the Fund’s Class A shares for its first full calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart Does Not Reflect Sales Loads [Text]	This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower.
Bar Chart [Heading]	Bar Chart (per calendar year) - Class A Shares
Bar Chart Footnotes [Text Block]	* The total return for the Fund’s Class A shares for the nine-month period from January 1, 2025 to September 30, 2025 was 26.80%.
Bar Chart Closing [Text Block]	Best Quarter 4th Q 2023 +9.06% Worst Quarter 4th Q 2024 -5.12%
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative

The table below shows how the Fund’s average annual total returns compare to the returns of a securities market index with investment characteristics similar to those of the Fund as well as to a broad-based securities market index.[1] The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

[1]The Fund has adopted the MSCI EAFE Index with Net Dividends as its broad-based securities market index.

Performance Table Does Reflect Sales Loads	The Fund’s average annual total returns include applicable sales charges.
Performance Table Uses Highest Federal Rate	The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - Lord Abbett Emerging Markets Equity Fund			12 Months Ended	34 Months Ended
		Jul. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
Average Annual Return, Percent			7.50%	1.82%
Performance Inception Date				Mar. 10, 2022
MSCI EAFE Index with Net Dividends | Average Annual Return, Label [Optional Text]		MSCI EAFE Index with Net Dividends
MSCI EAFE Index with Net Dividends | Average Annual Return, Percent			3.82%	6.39%
MSCI EAFE Index with Net Dividends | Performance Inception Date				Mar. 10, 2022
Class A Shares | Average Annual Return, Percent			4.42%	0.72%
Class A Shares | Performance Inception Date				Mar. 10, 2022
Class A Shares | After Taxes on Distributions | Average Annual Return, Percent			4.53%	0.40%
Class A Shares | After Taxes on Distributions and Sales | Average Annual Return, Percent			3.18%	0.57%
Class C Shares | Average Annual Return, Percent	[1]		8.94%	2.08%
Class C Shares | Performance Inception Date	[1]			Mar. 10, 2022
Class F Shares | Average Annual Return, Percent			10.97%	3.09%
Class F Shares | Performance Inception Date				Mar. 10, 2022
Class F3 Shares | Average Annual Return, Percent			11.08%	3.18%
Class F3 Shares | Performance Inception Date				Mar. 10, 2022
Class I Shares | Average Annual Return, Percent			11.02%	3.11%
Class I Shares | Performance Inception Date				Mar. 10, 2022
Class R6 Shares | Average Annual Return, Percent			11.08%	3.18%
Class R6 Shares | Performance Inception Date				Mar. 10, 2022
[1]	Class C shares convert to Class A shares eight years after purchase. Class C share performance does not reflect the impact of such conversion to Class A shares.

Performance Table One Class of after Tax Shown [Text]	After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees or expenses, but reflects deduction of withholding taxes)
Performance Availability Website Address [Text]	www.lordabbett.com
Performance Availability Phone [Text]	888-522-2388
Lord Abbett Emerging Markets Equity Fund | Class A Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The total return for the Fund’s Class A shares for the nine-month period from January 1, 2025 to September 30, 2025 was
Bar Chart, Year to Date Return	26.80%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	9.06%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(5.12%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Lord Abbett International Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for Class R2 shares because the Fund has no Class R2 shares outstanding.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.
Bar Chart Narrative [Text Block]

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart Does Not Reflect Sales Loads [Text]	This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower.
Bar Chart [Heading]	Bar Chart (per calendar year) - Class A Shares
Bar Chart Footnotes [Text Block]	* The total return for the Fund’s Class A shares for the nine-month period from January 1, 2025 to September 30, 2025 was 22.40%.
Bar Chart Closing [Text Block]	Best Quarter 4th Q 2023 +11.90% Worst Quarter 2nd Q 2022 -14.91%
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative

The table below shows how the Fund’s average annual total returns compare to the returns of a securities market index with investment characteristics similar to those of the Fund as well as to a broad-based securities market index.[1] The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

[1]The Fund has adopted the MSCI EAFE Index with Net Dividends as its broad-based securities market index.

Performance Table Does Reflect Sales Loads	The Fund’s average annual total returns include applicable sales charges.
Performance Table Uses Highest Federal Rate	The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - Lord Abbett International Growth Fund			12 Months Ended	42 Months Ended
		Jul. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
Average Annual Return, Percent			5.07%	(2.71%)
Performance Inception Date				Jun. 24, 2021
MSCI EAFE Index with Net Dividends | Average Annual Return, Label [Optional Text]		MSCI EAFE Index with Net Dividends
MSCI EAFE Index with Net Dividends | Average Annual Return, Percent			3.82%	1.73%
MSCI EAFE Index with Net Dividends | Performance Inception Date				Jun. 24, 2021
Class A Shares | Average Annual Return, Percent			2.82%	(3.93%)
Class A Shares | Performance Inception Date				Jun. 24, 2021
Class A Shares | After Taxes on Distributions | Average Annual Return, Percent			2.90%	(4.04%)
Class A Shares | After Taxes on Distributions and Sales | Average Annual Return, Percent			1.84%	(2.98%)
Class C Shares | Average Annual Return, Percent	[1]		7.38%	(3.02%)
Class C Shares | Performance Inception Date	[1]			Jun. 24, 2021
Class F Shares | Average Annual Return, Percent			9.38%	(2.05%)
Class F Shares | Performance Inception Date				Jun. 24, 2021
Class F3 Shares | Average Annual Return, Percent			9.41%	(1.98%)
Class F3 Shares | Performance Inception Date				Jun. 24, 2021
Class I Shares | Average Annual Return, Percent			9.43%	(2.05%)
Class I Shares | Performance Inception Date				Jun. 24, 2021
Class R3 Shares | Average Annual Return, Percent			8.80%	(2.55%)
Class R3 Shares | Performance Inception Date				Jun. 24, 2021
Class R4 Shares | Average Annual Return, Percent			9.18%	(2.30%)
Class R4 Shares | Performance Inception Date				Jun. 24, 2021
Class R5 Shares | Average Annual Return, Percent			9.43%	(2.05%)
Class R5 Shares | Performance Inception Date				Jun. 24, 2021
Class R6 Shares | Average Annual Return, Percent			9.41%	(1.98%)
Class R6 Shares | Performance Inception Date				Jun. 24, 2021
[1]	Class C shares convert to Class A shares eight years after purchase. Class C share performance does not reflect the impact of such conversion to Class A shares.

Performance Table One Class of after Tax Shown [Text]	After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees or expenses, but reflects deduction of withholding taxes)
Performance Availability Website Address [Text]	www.lordabbett.com
Performance Availability Phone [Text]	888-522-2388
Lord Abbett International Growth Fund | Class A Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The total return for the Fund’s Class A shares for the nine-month period from January 1, 2025 to September 30, 2025 was
Bar Chart, Year to Date Return	22.40%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	11.90%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(14.91%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Lord Abbett Diversification Shares: Enhanced Municipal Yield Completion Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]	This prospectus does not show performance information for the Fund because the Fund was recently organized and has not completed a full calendar year of performance since it commenced operations on April 9, 2024.
Performance Information Illustrates Variability of Returns [Text]	Performance for the Fund, which provides some indication of the risks of investing in the Fund, will vary from year to year.
Performance One Year or Less [Text]	This prospectus does not show performance information for the Fund because the Fund was recently organized and has not completed a full calendar year of performance since it commenced operations on April 9, 2024.
Performance Availability Website Address [Text]	www.lordabbett.com
Performance Availability Phone [Text]	888-522-2388
Lord Abbett Diversification Shares: Core Completion Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]	This prospectus does not show performance information for the Fund because the Fund has not commenced investment operations as of the date of this prospectus. Performance for the Fund, which provides some indication of the risks of investing in the Fund, will vary from year to year. After the Fund begins investment operations, updated performance information will be available at www.lordabbett.com or by calling 888-522-2388.
Performance Information Illustrates Variability of Returns [Text]	Performance for the Fund, which provides some indication of the risks of investing in the Fund, will vary from year to year.
Performance One Year or Less [Text]	This prospectus does not show performance information for the Fund because the Fund has not commenced investment operations as of the date of this prospectus.
Performance Availability Website Address [Text]	www.lordabbett.com
Performance Availability Phone [Text]	888-522-2388
Lord Abbett Diversification Shares: Core Plus Completion Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]	This prospectus does not show performance information for the Fund because the Fund has not commenced investment operations as of the date of this prospectus. Performance for the Fund, which provides some indication of the risks of investing in the Fund, will vary from year to year. After the Fund begins investment operations, updated performance information will be available at www.lordabbett.com or by calling 888-522-2388.
Performance Information Illustrates Variability of Returns [Text]	Performance for the Fund, which provides some indication of the risks of investing in the Fund, will vary from year to year.
Performance One Year or Less [Text]	This prospectus does not show performance information for the Fund because the Fund has not commenced investment operations as of the date of this prospectus.
Performance Availability Website Address [Text]	www.lordabbett.com
Performance Availability Phone [Text]	888-522-2388